Transactions with related parties, Textuals (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Due to related parties, current			$ 68	$ 8
Steamship Shipbroking Enterprises Inc. [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction			280	2,100	$ 2,145
Due from related parties, current			0	0
Due to related parties, current			0	0
Accrued bonus				420
Steamship Shipbroking Enterprises Inc. [Member] | Contract Termination [Member]
Related Party Transaction [Line Items]
Gain (Loss) on Contract Termination		$ 0
Pure Brokerage and Shipping Corp. [Member]
Related Party Transaction [Line Items]
Due to related parties, current			68
Commissions			227
Brokerage fees			80
Pure Brokerage and Shipping Corp. [Member] | Discontinued operations [Member]
Related Party Transaction [Line Items]
Commissions			56
Altair Travel Agency S.A [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction			179	428	$ 554
Due to related parties, current			$ 0	$ 8
Altair Travel Agency S.A [Member] | Contract Termination [Member]
Related Party Transaction [Line Items]
Gain (Loss) on Contract Termination	$ 0